IFRS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
IFRS

3. Application of new and revised International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC”) Interpretations and Standing Interpretations Committee (“SIC”) Interpretations issued by the International Accounting Standards Board (“IASB”), (collectively, “IFRSs”)

a) Amendments to IFRSs and the new interpretation that are mandatorily effective and relevant to the current year:

New standards, interpretations, and amendments		Effective date issued by IASB
Amendments to IAS 21	Lack of Exchangeability – The Effects of Changes in Foreign Exchange Rates	January 1, 2025
Amendments to IFRS 9	Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 7

The Group has adopted the above new standards, interpretations and amendments as of the effective date. Based on the Group’s assessment, the above standards and interpretations have no significant impact on the Group’s financial position and financial performance.

b) New standards, interpretations and amendments in issue but not yet effective:

Not Yet Effective Standards, Interpretations, and Amendments		Effective date issued by IASB
Amendments to IFRS 18	Presentation and Disclosure in Financial Statements	January 1, 2027
Amendments to IFRS 19	Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IFRS 10,
Amendments to IAS 28	Sale or contribution of assets between an investor and its associate or joint venture	To be determined by IASB

The Group expects to adopt the above new standards, interpretations and amendments as of the effective date and expects no significant impact on the Group’s consolidated financial statements based on the Group’s assessment.